Share Capital and Reserves - Schedule of Changes in the Issued and Outstanding Capital (Details)	6 Months Ended
Jun. 30, 2026 shares
Schedule of Changes in the Issued and Outstanding Capital [Abstract]
Balance beginning	10,255,904,346
Issuance of Advance Shares resulted from partial exercise of Commitment Amount under equity line and repayment of Promissory Notes(see Note 3 above)	53,687,275,200
Issuance of shares as part of Exchange Agreement with VisionWave Holdings, Inc (see Note 5 below)	37,871,020,800
Exercise of restricted shares units into ordinary shares	135,000
Balance ending	101,814,335,346